Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets [Abstract]
Net book value of intangible assets	The carrying amount and net book value are detailed below:

	As of December 31, 2021			As of December 31, 2020
In CHF thousands	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Acquired IPR&D Asset	50,416	—	50,416	—	—	—
Total Intangible Assets	50,416	—	50,416	—	—	—